Deferred Income Taxes	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Deferred Income Taxes	Note 21
Deferred Income Taxes
Deferred tax charge
Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, in accordance with IAS12. Deferred tax is calculated at the income tax rates expected to apply in the period when the liability is settled or the asset is realised, based on tax laws that have been enacted or substantively enacted at the balance sheet date. The deferred tax is recognised in profit or loss, except when it relates to other items recognised in other comprehensive income.
Deferred tax assets and liabilities
The Group has unrecognised deferred tax assets in Denmark and the UK, amounting to EUR 52 millon
(31 December 2024: EUR 12 million; 31 December 2023: EUR 13 million) and EUR 52 million (31 December
2024: EUR 89 million; 31 December 2023: EUR 124 million), respectively. These deferred tax assets arise from tax losses and shipping allowances. No deferred tax asset has been recognised as of 31 December 2025, as they are not expected to be utilised within the foreseeable future three to five). A majority of the Group’s UK unrecognised deferred asset will be forfeited on 1 January 2025 as a result of the Group’s UK tonnage tax election.
The Group has a deferred tax liability relating to the ownership of the Wind Zaratan vessel in Japan, arising from temporary differences between the carrying amount and the tax base of the vessel (2025: EUR
43 million; 2024: EUR 17 million; 2023: 14 million), offset by the tax value of tax losses (2025: EUR 30 million;
2024: EUR 5 million; 2023: 4 million). As of 31 December 2025, deferred tax liabilities amounted to EUR 13 million (2024: EUR 12 million).
For accounting policies on deferred taxes, please refer to Note 10.

EUR'000	2025	2024	2023
Reconciliation of deferred tax liabilities, net
1 January	11,972	10,191	—
Acquisition of businesses	—	—	10,321
Movements during the year	1,284	1,137	—
Exchange differences	—	644	(130)
31 December	13,256	11,972	10,191